iShares
®
Lithium Miners and Producers ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  1 .4%
Fulin Precision Co. Ltd. , Class A ............... 88,200 $ 262,129
a
Chemicals  —  44 .5%
Albemarle Corp. ......................... 9,739 1,315,057
Canmax Technologies Co. Ltd. , Class A
(a)
........ 42,800 591,895
Chengxin Lithium Group Co. Ltd. , Class A
(a)
....... 47,100 312,405
Chunbo Co. Ltd.
(a)
........................ 6,285 166,665
Do-Fluoride New Materials Co. Ltd. , Class A ....... 48,300 359,067
Ganfeng Lithium Group Co. Ltd. , Class A ......... 83,100 804,442
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 105,000 798,457
MNTech Co. Ltd. ......................... 15,784 71,732
Ningbo Shanshan Co. Ltd. , Class A
(a)
........... 115,600 231,452
Shenzhen Capchem Technology Co. Ltd. , Class A ... 38,800 532,862
Shenzhen Senior Technology Material Co. Ltd. , Class A 69,400 192,190
Sichuan Yahua Industrial Group Co. Ltd. , Class A ... 59,500 179,279
Sociedad Quimica y Minera de Chile SA , ADR ..... 19,257 1,425,788
Tianqi Lithium Corp. , Class A
(a)
................ 76,000 689,309
Yunnan Energy New Material Group Co. Ltd. , Class A
(a)
50,500 499,998
8,170,598
a
Electrical Equipment  —  9 .4%
Beijing Easpring Material Technology Co. Ltd. , Class A 28,100 199,616
Guangdong Jia Yuan Technology Shares Co. Ltd. ,
Class A .............................. 34,044 221,749
Hunan Yuneng New Energy Battery Material Co. Ltd. ,
Class A .............................. 43,500 487,624
Jiangsu Ruitai New Energy Materials Co. Ltd. , Class A 37,800 136,443
Minmetals New Energy Materials Hunan Co. Ltd. ... 99,683 119,586
Ningbo Ronbay New Energy Technology Co. Ltd. ,
Class A
(a)
............................. 37,034 167,720
Shijiazhuang Shangtai Technology Co. Ltd. , Class A . 13,500 186,343
XTC New Energy Materials Xiamen Co. Ltd. , Class A . 25,881 208,508
1,727,589
a
Security Shares Value
a
Metals & Mining  —  41 .6%
American Battery Technology Co.
(a) (b)
............ 117,311 $ 331,990
Critical Metals Corp.
(a) (b)
..................... 57,624 590,646
ESG Minerals , NVS
(a) (c)
..................... 21,566 —
Liontown Ltd.
(a)
.......................... 1,117,098 1,316,832
Lithium Americas Corp.
(a) (b)
.................. 197,581 760,687
Lithium Argentina AG
(a)
..................... 96,815 800,660
Mineral Resources Ltd.
(a)
.................... 34,016 1,473,045
PLS Group Ltd.
(a)
......................... 373,307 1,308,159
Sigma Lithium Corp.
(a) (b)
.................... 57,367 725,693
Sinomine Resource Group Co. Ltd. , Class A ....... 37,100 324,059
7,631,771
a
Technology Hardware, Storage & Peripherals  —  3 .0%
CosmoAM&T Co. Ltd.
(a)
..................... 21,380 549,128
a
a
Total Long-Term Investments — 99.9%
(Cost: $ 15,552,293 ) ................................. 18,341,215
a
Short-Term Securities
Money Market Funds  —  8 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d) (e) (f)
...................... 1,522,271 1,522,727
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 7,070 7,070
a
Total Short-Term Securities — 8.3%
(Cost: $ 1,529,688 ) .................................. 1,529,797
Total Investments — 108.2%
(Cost: $ 17,081,981 ) ................................. 19,871,012
Liabilities in Excess of Other Assets — ( 8 .2 ) % ............... (1,499,854)
Net Assets — 100.0% ................................. $ 18,371,158
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,147,243  $ 375,460
(a)
$ —  $ (135) $ 159  $ 1,522,727  1,522,271  $ 31,270
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 16,712  —  (9,642)
(a)
—  —  7,070  7,070  609  —
$ —  $ (135) $ 159
$ 1,529,797
$ 31,879  $ —

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Lithium Miners and Producers ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,950,521  $ 12,390,694  $ —  $ 18,341,215
Short-Term Securities
Money Market Funds ...................................... 1,529,797  —  —  1,529,797
$ 7,480,318  $ 12,390,694  $ —  $ 19,871,012
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares